13F-HR
<SEQUENCE>1
<FILENAME>armb06302007.txt
13F-HR - armb06302007.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              July 12, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:   91,137
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                              FORM 13F INFORMATION TABLE
                                              Alaska Retirement Management Board
                                              June 30, 2007

COLUMN 1                       COLUMN 2       COLUMN 3 COLUMN 4 COLUMN 5          COLUMN 6COLUMN 7COLUMN 8

                               TITLE                   VALUE    SHARES/ SH/   PUT/INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP    (x$1000) PRN AMT PRN   CALLDSCRETN MGRS    SOLE    SHAREDNONE
--------------
 AMERICAN CAMPUS CMNTYS INC    COM             024835 1            40500  SH      SOLE               40500
 APARTMENT INVT & MGMT CO      CL A            03748R 1            42700  SH      SOLE               42700
 ARCHSTONE SMITH TR            COM             039583 1            75600  SH      SOLE               75600
 AVALONBAY CMNTYS INC          COM             053484 1            28500  SH      SOLE               28500
 BRANDYWINE RLTY TR            SH BEN INT NEW  105368 2            54700  SH      SOLE               54700
 BRE PROPERTIES INC            CL A            05564E 1            29000  SH      SOLE               29000
 BOSTON PROPERTIES INC         COM             101121 1            30600  SH      SOLE               30600
 CBL & ASSOC PPTYS INC         COM             124830 1            40100  SH      SOLE               40100
 CRESCENT REAL ESTATE EQUITIE  COM             225756 1            78700  SH      SOLE               78700
 MACK CALI RLTY CORP           COM             554489 1            39200  SH      SOLE               39200
 COLONIAL PPTYS TR             COM SH BEN INT  195872 1            34700  SH      SOLE               34700
 CAMDEN PPTY TR                SH BEN INT      133131 1            29400  SH      SOLE               29400
 DCT INDUSTRIAL TRUST INC      COM             233153 1           138300  SH      SOLE              138300
 DEVELOPERS DIVERSIFIED RLTY   COM             251591 1            33300  SH      SOLE               33300
 DOUGLAS EMMETT INC            COM             25960P 1            68700  SH      SOLE               68700
 EQUITY LIFESTYLE PPTYS INC    COM             29472R 1            24800  SH      SOLE               24800
 EQUITY RESIDENTIAL            SH BEN INT      29476L 1            97400  SH      SOLE               97400
 ESSEX PPTY TR INC             COM             297178 1            13800  SH      SOLE               13800
 GENERAL GROWTH PPTYS INC      COM             370021 1            79600  SH      SOLE               79600
 HEALTH CARE PPTY INVS INC     COM             421915 1            52000  SH      SOLE               52000
 HIGHWOODS PPTYS INC           COM             431284 1            39300  SH      SOLE               39300
 HRPT PPTYS TR                 COM SH BEN INT  40426W 1           137900  SH      SOLE              137900
 HOST HOTELS & RESORTS INC     COM             44107P 1           135700  SH      SOLE              135700
 KIMCO REALTY CORP             COM             49446R 1            65500  SH      SOLE               65500
 KILROY RLTY CORP              COM             49427F 1            22300  SH      SOLE               22300
 LIBERTY PPTY TR               SH BEN INT      531172 1            44000  SH      SOLE               44000
 MACERICH CO                   COM             554382 1            29900  SH      SOLE               29900
 MAGUIRE PPTYS INC             COM             559775 1            38400  SH      SOLE               38400
 PLUM CREEK TIMBER CO INC      COM             729251 1            46400  SH      SOLE               46400
 PENNSYLVANIA RL ESTATE INVT   SH BEN INT      709102 1            31700  SH      SOLE               31700
 PROLOGIS                      SH BEN INT      743410 1            66300  SH      SOLE               66300
 POST PPTYS INC                COM             737464 1            33000  SH      SOLE               33000
 PUBLIC STORAGE INC            COM             74460D 1            44600  SH      SOLE               44600
 SL GREEN RLTY CORP            COM             78440X 1            22800  SH      SOLE               22800
 SIMON PPTY GROUP INC NEW      COM             828806 1            57900  SH      SOLE               57900
 TAUBMAN CTRS INC              REIT            876664 1            31700  SH      SOLE               31700
 UNITED DOMINION REALTY TR IN  COM             902653 1            68200  SH      SOLE               68200
 VORNADO RLTY TR               SH BEN INT      929042 1            48000  SH      SOLE               48000
 WASHINGTON REAL ESTATE INVT   SH BEN INT      939653 1            40000  SH      SOLE               40000
 U STORE IT TR                 COM             91274F 1            69200  SH      SOLE               69200